Financial instruments (Details 29) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 712	$ 771
Isapre Norte Grande Ltda. [Member] | Restricted cash [Member]
Financial instruments [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 712	$ 771